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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/07


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (UNAUDITED)

                                                                                      NUMBER OF
DESCRIPTION                                                                             SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS   97.6%
AEROSPACE & DEFENSE   5.1%
BE Aerospace, Inc. (a) ....................................................             168,725      $     6,460,480
Goodrich Corp. ............................................................             350,000           20,821,500
Honeywell International, Inc. .............................................             800,000           46,328,000
Precision Castparts Corp. .................................................             700,000           83,692,000
Raytheon Co. ..............................................................             800,000           44,480,000
                                                                                                     ---------------
                                                                                                         201,781,980
                                                                                                     ---------------
AIR FREIGHT & LOGISTICS   0.4%
C.H. Robinson Worldwide, Inc. .............................................             289,090           15,662,896
                                                                                                     ---------------

APPAREL, ACCESSORIES & LUXURY GOODS   2.9%
Coach, Inc. (a) ...........................................................           1,200,000           61,632,000
Phillips-Van Heusen Corp. .................................................             550,000           33,616,000
Polo Ralph Lauren Corp. ...................................................             200,000           19,506,000
                                                                                                     ---------------
                                                                                                         114,754,000
                                                                                                     ---------------
APPLICATION SOFTWARE   1.7%
Adobe Systems, Inc. (a) ...................................................           1,500,000           66,120,000
                                                                                                     ---------------

AUTO PARTS & EQUIPMENT   0.6%
Johnson Controls, Inc. ....................................................             200,000           21,940,000
                                                                                                     ---------------

BIOTECHNOLOGY   3.7%
Celgene Corp. (a) .........................................................           1,000,000           61,240,000
Gilead Sciences, Inc. (a) .................................................             800,000           66,216,000
Vertex Pharmaceuticals, Inc. (a) ..........................................             700,000           20,902,000
                                                                                                     ---------------
                                                                                                         148,358,000
                                                                                                     ---------------
BROADCASTING & CABLE TV   1.0%
Comcast Corp., Class A (a) ................................................           1,475,000           40,429,750
                                                                                                     ---------------

CATALOG RETAIL   0.5%
Liberty Media Corp. - Interactive, Ser A (a) ..............................             800,000           19,384,000
                                                                                                     ---------------

COMMUNICATIONS EQUIPMENT   5.6%
Cisco Systems, Inc. (a) ...................................................           3,800,000          102,296,000

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
Corning, Inc. (a) .........................................................           1,500,000           37,500,000
Nokia Oyj - ADR (Finland) .................................................           1,450,000           39,701,000
QUALCOMM, Inc. ............................................................           1,000,000           42,950,000
                                                                                                     ---------------
                                                                                                         222,447,000
                                                                                                     ---------------
COMPUTER HARDWARE   5.5%
Apple Computer, Inc. (a) ..................................................             800,000           97,248,000
Hewlett-Packard Co. .......................................................           2,000,000           91,420,000
IBM Corp. .................................................................             300,000           31,980,000
                                                                                                     ---------------
                                                                                                         220,648,000
                                                                                                     ---------------
COMPUTER STORAGE & PERIPHERALS   1.1%
EMC Corp. (a) .............................................................           2,500,000           42,225,000
                                                                                                     ---------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.0%
Deere & Co. ...............................................................             350,000           42,164,500
Manitowoc Co., Inc. .......................................................             500,000           37,890,000
                                                                                                     ---------------
                                                                                                          80,054,500
                                                                                                     ---------------
DEPARTMENT STORES   2.6%
J.C. Penney Co., Inc. .....................................................             750,000           60,360,000
Kohl's Corp. (a) ..........................................................             600,000           45,192,000
                                                                                                     ---------------
                                                                                                         105,552,000
                                                                                                     ---------------
DRUG RETAIL   1.0%
CVS Caremark Corp. ........................................................           1,050,000           40,467,000
                                                                                                     ---------------

ELECTRICAL COMPONENTS & EQUIPMENT   1.9%
Emerson Electric Co. ......................................................           1,200,000           58,140,000
General Cable Corp. (a) ...................................................             228,500           15,572,275
                                                                                                     ---------------
                                                                                                          73,712,275
                                                                                                     ---------------
ELECTRIC UTILITIES   0.5%
Exelon Corp. ..............................................................             250,000           19,500,000
                                                                                                     ---------------

FERTILIZERS & AGRICULTURAL CHEMICALS   1.5%
Monsanto Co. ..............................................................           1,000,000           61,600,000
                                                                                                     ---------------

FOOD RETAIL   0.9%
Safeway, Inc. .............................................................           1,000,000           34,480,000
                                                                                                     ---------------

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
FOOTWEAR   1.1%
Nike, Inc., Class B .......................................................             750,000           42,562,500
                                                                                                     ---------------

HEALTH CARE EQUIPMENT   3.0%
Baxter International, Inc. ................................................           1,250,000           71,050,000
Hologic, Inc. (a) .........................................................             900,000           48,681,000
                                                                                                     ---------------
                                                                                                         119,731,000
                                                                                                     ---------------
HEAVY ELECTRICAL EQUIPMENT   1.6%
ABB, Ltd. - ADR (Switzerland) .............................................           3,000,000           64,410,000
                                                                                                     ---------------

HOTELS, RESORTS & CRUISE LINES   0.9%
Marriott International, Inc., Class A .....................................             750,000           34,537,500
                                                                                                     ---------------

HOUSEHOLD PRODUCTS   1.6%
Colgate-Palmolive Co. .....................................................             600,000           40,176,000
Procter & Gamble Co. ......................................................             400,000           25,420,000
                                                                                                     ---------------
                                                                                                          65,596,000
                                                                                                     ---------------
INDUSTRIAL CONGLOMERATES   1.0%
3M Co. ....................................................................             450,000           39,582,000
                                                                                                     ---------------

INTEGRATED OIL & GAS   2.7%
Exxon Mobil Corp. .........................................................             900,000           74,853,000
Marathon Oil Corp. ........................................................             250,000           30,952,500
                                                                                                     ---------------
                                                                                                         105,805,500
                                                                                                     ---------------
INTEGRATED TELECOMMUNICATION SERVICES   1.2%
AT&T, Inc. ................................................................           1,200,000           49,608,000
                                                                                                     ---------------

INTERNET SOFTWARE & SERVICES   3.8%
eBay, Inc. (a) ............................................................           1,250,000           40,700,000
Google, Inc., Class A (a) .................................................             182,350           90,764,713
Yahoo!, Inc. (a) ..........................................................             750,000           21,525,000
                                                                                                     ---------------
                                                                                                         152,989,713
                                                                                                     ---------------
INVESTMENT BANKING & BROKERAGE   3.3%
Charles Schwab Corp. ......................................................           2,750,000           61,792,500
Goldman Sachs Group, Inc. .................................................             300,000           69,246,000
                                                                                                     ---------------
                                                                                                         131,038,500
                                                                                                     ---------------

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
IT CONSULTING & OTHER SERVICES   2.6%
Accenture, Ltd., Class A (Bermuda) ........................................           1,500,000           61,410,000
Cognizant Technology Solutions Corp., Class A (a) .........................             550,000           43,208,000
                                                                                                     ---------------
                                                                                                         104,618,000
                                                                                                     ---------------
LIFE & HEALTH INSURANCE   1.5%
Prudential Financial, Inc. ................................................             600,000           61,212,000
                                                                                                     ---------------

MOVIES & ENTERTAINMENT   1.0%
Walt Disney Co. ...........................................................           1,150,000           40,756,000
                                                                                                     ---------------

MULTI-LINE INSURANCE   0.5%
Loews Corp. ...............................................................             400,000           20,412,000
                                                                                                     ---------------

OIL & GAS EQUIPMENT & SERVICES   2.5%
Cameron International Corp. (a) ...........................................             650,000           46,085,000
Schlumberger, Ltd. ........................................................             700,000           54,509,000
                                                                                                     ---------------
                                                                                                         100,594,000
                                                                                                     ---------------
OIL & GAS EXPLORATION & PRODUCTION   1.2%
Devon Energy Corp. ........................................................             600,000           46,068,000
                                                                                                     ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES   1.7%
JPMorgan Chase & Co. ......................................................           1,300,000           67,379,000
                                                                                                     ---------------

PHARMACEUTICALS   9.1%
Abbott Laboratories .......................................................           1,050,000           59,167,500
Novartis AG - ADR (Switzerland) ...........................................             900,000           50,562,000
Roche Holdings AG - ADR (Switzerland) .....................................           1,000,000           91,721,400
Schering-Plough Corp. .....................................................           2,000,000           65,480,000
Shire PLC - ADR (United Kingdom) ..........................................           1,400,000           97,650,000
                                                                                                     ---------------
                                                                                                         364,580,900
                                                                                                     ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT   1.5%
CB Richard Ellis Group, Inc., Class A (a) .................................           1,650,000           61,413,000
                                                                                                     ---------------

RESTAURANTS   1.9%
McDonald's Corp. ..........................................................           1,500,000           75,825,000
                                                                                                     ---------------

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
SEMICONDUCTOR EQUIPMENT   2.1%
KLA-Tencor Corp. ..........................................................             800,000           43,984,000
MEMC Electronic Materials, Inc. (a) .......................................             650,000           39,507,000
                                                                                                     ---------------
                                                                                                          83,491,000
                                                                                                     ---------------
SEMICONDUCTORS   1.1%
Intel Corp. ...............................................................           2,000,000           44,340,000
                                                                                                     ---------------

SOFT DRINKS   1.5%
PepsiCo, Inc. .............................................................             850,000           58,080,500
                                                                                                     ---------------

SPECIALIZED FINANCE   0.5%
IntercontinentalExchange, Inc. (a) ........................................             150,000           21,741,000
                                                                                                     ---------------

SPECIALTY STORES   0.5%
Tiffany & Co. .............................................................             400,000           21,028,000
                                                                                                     ---------------

STEEL   1.6%
Allegheny Technologies, Inc. ..............................................             550,000           63,574,500
                                                                                                     ---------------

SYSTEMS SOFTWARE   1.5%
Microsoft Corp. ...........................................................           2,000,000           61,340,000
                                                                                                     ---------------

WIRELESS TELECOMMUNICATION SERVICES   6.6%
America Movil, SA de CV, Ser L - ADR (Mexico) .............................           2,250,000          136,237,500
American Tower Corp., Class A (a) .........................................           1,500,000           64,770,000
Vimpel-Communications - ADR (Russia) (a) ..................................             400,000           41,124,000
Leap Wireless International, Inc. (a) .....................................             250,000           21,365,000
                                                                                                     ---------------

                                                                                                         263,496,500
                                                                                                     ---------------
TOTAL LONG-TERM INVESTMENTS   97.6%
  (Cost $3,005,226,813) ...................................................                            3,894,926,514
                                                                                                     ---------------

REPURCHASE AGREEMENTS  3.0%
Citigroup Global Markets, Inc. ($32,418,803 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.27%,
   dated 05/31/07, to be sold on 06/01/07 at $32,423,549) .................                               32,418,803

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
State Street Bank & Trust Co. ($86,836,197 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.07%,
   dated 05/31/07, to be sold on 06/01/07 at $86,848,426) .................                               86,836,197
                                                                                                     ---------------

TOTAL REPURCHASE AGREEMENTS   3.0%
  (Cost $119,255,000) .....................................................                              119,255,000
                                                                                                     ---------------

TOTAL INVESTMENTS  100.6%
  (Cost $3,124,481,813) ...................................................                            4,014,181,514

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%) .............................                             (24,272,706)
                                                                                                     ---------------

NET ASSETS 100.0% .........................................................                          $ 3,989,908,808
                                                                                                     ===============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Strategic Growth Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007